4. Income Taxes (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards		$ 1,539,721
Valuation allowance, operating loss carryforwards	$ 3,351	598,181
Change in valuation allowance	$ 3,351	$ 594,830
Federal Effective Tax Rate		(34.00%)